Expense Example - 1290 Retirement 2030 Fund	Mar. 01, 2021 USD ($)
Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	1,286
Expense Example, with Redemption, 5 Years	1,957
Expense Example, with Redemption, 10 Years	3,743
Class T Shares
Expense Example:
Expense Example, with Redemption, 1 Year	340
Expense Example, with Redemption, 3 Years	1,009
Expense Example, with Redemption, 5 Years	1,702
Expense Example, with Redemption, 10 Years	3,544
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,366
Expense Example, with Redemption, 10 Years	3,142
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,611
Expense Example, with Redemption, 10 Years	$ 3,609